Approval of Financial Statements	9 Months Ended
Sep. 30, 2019
Text block [abstract]
Approval of Financial Statements
2.	APPROVAL OF FINANCIAL STATEMENTS
The condensed consolidated financial statements were approved by the Company 's board of directors on October 29, 2019 .